Other income/(expenses), net	12 Months Ended
Dec. 31, 2011
Other income/(expenses), net
Other income/(expenses), net

25.    Other income/(expenses), net

        Other income/(expenses), net, of $(2.0) million in 2011 mainly consisted of legal and advisory expenses of $(2.3) million (attributed to fees related to preparing and structuring the comprehensive financing plan of the Company), which were partially offset by $0.3 million income in relation to other non-operating items.

        Other income/(expenses), net, of $(5.1) million in 2010 mainly consisted of legal and advisory expenses of $18.0 million (attributed to fees related to preparing and structuring the Comprehensive Financing Plan of the Company), which were partially offset by $12.6 million income in relation to an agreement entered into with the charterer of the three newbuildings cancelled on May 25, 2010, in consideration for the termination of the respective charter parties.

        Other income/(expenses), net, of $(0.3) million in 2009 mainly consisted of foreign currency revaluation losses of $(1.4) million, which were partially offset by other income of $1.1 million.